Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended					24 Months Ended	28 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	May 06, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table shows, for fiscal years 2021 through 2025, the “Total” compensation of our current and former CEOs and the average “Total” compensation for our other NEOs, as presented in the Summary Compensation Table, CAP for our current and former CEOs and the average CAP for other NEOs, Company TSR, TSR of the S&P Food & Beverage Select Industry Index, net income (loss) and our Company selected financial performance measure, adjusted EBITDA.

									Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for Current CEO[1] ($)	Summary Compensation Table Total for Former CEO 1[2] ($)	Summary Compensation Table Total for Former CEO 2[3] ($)	Compensation Actually Paid to Current CEO[4] ($)	Compensation Actually Paid to Former CEO 1[4] ($)	Compensation Actually Paid to Former CEO 2[4] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[5] ($)	Average Compensation Actually Paid to Non-CEO NEOs[6] ($)	Company Total Shareholder Return[7] ($)	Peer Group Total Shareholder Return[8] ($)	Net Income (Loss)[9] (Thousands) ($)	Adjusted EBITDA[10] (Thousands) ($)

2025	1,315,830	4,546,417	—	1,359,277	(495,243)	—	1,387,001	410,707	4.82	134.69	(530,841)	113,789
2024	—	5,063,349	—	—	1,596,662	—	1,262,105	758,644	21.93	136.85	(75,042)	154,522
2023	—	4,765,456	7,741,908	—	3,752,004	847,657	1,646,461	551,002	39.70	135.55	(116,537)	166,622
2022	—	—	7,326,221	—	—	8,910,969	2,631,605	2,762,642	75.34	131.35	77,873	200,616
2021	—	—	2,886,066	—	—	6,666,132	989,397	2,191,715	127.32	136.26	77,364	258,938

1.
The amount shown in this column reflects the amount reported in the Total column of the Summary Compensation Table for fiscal year 2025 for Alison E. Lewis, who has served as our Interim President and CEO since May 7, 2025.
2.
The amounts shown in this column reflect the amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal years for our former President and CEO Wendy P. Davidson, referred to as Former CEO 1.
3.
The amounts shown in this column reflect the amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal years for our former President and CEO Mark L. Schiller, referred to as Former CEO 2.

Calculation of “Compensation Actually Paid” Under SEC Rules[a]	Fiscal Year 2025 ($)
	Current Interim CEO - Alison E. Lewis	Former CEO - Wendy P. Davidson

Amount reported in Total column of Summary Compensation Table	1,315,830	4,546,417
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(900,000)	(3,530,682)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end[b]	943,447	—
Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end[b]	—	—
Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year[b]	—	(74,840)
Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year[b]	—	(1,436,138)
“Compensation Actually Paid” under SEC rules	1,359,277	(495,243)

a.
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.
b.
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of certain PSU awards. Fair values for PSU awards that are based on relative TSR are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 14 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. For both the Company and constituents of the peer group used for PSU awards based on relative TSR, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and correlation coefficients, which factors inherently change over time. For PSU awards based on adjusted EBITDA margin and unlevered free cash flow, fair value is determined based on the target number of PSUs and the closing price of the Company’s common stock on the measurement date without adjustment for the probability of achieving the applicable performance targets.
5.
The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2025, Lee A. Boyce, Wolfgang Goldenitsch, Kristy M. Meringolo and Chad D. Marquardt (former); (ii) for fiscal year 2024, Lee A. Boyce, Wolfgang Goldenitsch, Steven R. Golliher, Kristy M. Meringolo and Christopher J. Bellairs (former); (iii) for fiscal year 2023, Wolfgang Goldenitsch, Kristy M. Meringolo, Christopher J. Bellairs (former) and David J. Karch (former); (iv) for fiscal year 2022, Christopher J. Bellairs (former), Wolfgang Goldenitsch, Kristy M. Meringolo, David J. Karch (former), Javier H. Idrovo (former) and Christopher J. Boever (former); and (v) for fiscal year 2021, Kristy M. Meringolo, Javier H. Idrovo (former), Christopher J. Boever (former) and Jeryl Wolfe (former).
6.
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for fiscal year 2025 are Lee A. Boyce, Wolfgang Goldenitsch, Kristy M. Meringolo and Chad D. Marquardt (former). The following table shows the calculation for fiscal year 2025.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers[a]	Fiscal Year 2025 ($)

Average amount reported in Total column of Summary Compensation Table	1,387,001
Deduction for average amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)[b]	(839,298)
Increase for average amount of fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end[b]	118,232
Increase/deduction for average amount of change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end[b]	(265,339)
Increase/deduction for average amount of change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year[b]	10,111
Deduction for average amount of fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year[b]	—
Average “Compensation Actually Paid” under SEC rules	410,707

a.
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.
b.
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of certain PSU awards. Fair values for PSU awards that are based on relative TSR are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 14 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. For both the Company and constituents of the peer group used for PSU awards based on relative TSR, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and correlation coefficients, which factors inherently change over time. For PSU awards based on adjusted EBITDA margin and unlevered free cash flow, fair value is determined based on the target number of PSUs and the closing price of the Company’s common stock on the measurement date without adjustment for the probability of achieving the applicable performance targets.
7.
The amounts shown in the column reflect the cumulative TSR on our common stock during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on June 30, 2020.
8.
The amounts shown in the column reflect the cumulative TSR of the S&P Food & Beverage Select Industry Index, the published industry index used in the performance graph included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025, during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 30, 2020.
9.
Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.
10.
Represents the amount of adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2025. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on adjusted EBITDA.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2025, Lee A. Boyce, Wolfgang Goldenitsch, Kristy M. Meringolo and Chad D. Marquardt (former); (ii) for fiscal year 2024, Lee A. Boyce, Wolfgang Goldenitsch, Steven R. Golliher, Kristy M. Meringolo and Christopher J. Bellairs (former); (iii) for fiscal year 2023, Wolfgang Goldenitsch, Kristy M. Meringolo, Christopher J. Bellairs (former) and David J. Karch (former); (iv) for fiscal year 2022, Christopher J. Bellairs (former), Wolfgang Goldenitsch, Kristy M. Meringolo, David J. Karch (former), Javier H. Idrovo (former) and Christopher J. Boever (former); and (v) for fiscal year 2021, Kristy M. Meringolo, Javier H. Idrovo (former), Christopher J. Boever (former) and Jeryl Wolfe (former).
Peer Group Issuers, Footnote		The amounts shown in the column reflect the cumulative TSR of the S&P Food & Beverage Select Industry Index, the published industry index used in the performance graph included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025, during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 30, 2020.
Adjustment To PEO Compensation, Footnote

Calculation of “Compensation Actually Paid” Under SEC Rules[a]	Fiscal Year 2025 ($)
	Current Interim CEO - Alison E. Lewis	Former CEO - Wendy P. Davidson

Amount reported in Total column of Summary Compensation Table	1,315,830	4,546,417
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(900,000)	(3,530,682)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end[b]	943,447	—
Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end[b]	—	—
Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year[b]	—	(74,840)
Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year[b]	—	(1,436,138)
“Compensation Actually Paid” under SEC rules	1,359,277	(495,243)

a.
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.
b.
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of certain PSU awards. Fair values for PSU awards that are based on relative TSR are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 14 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. For both the Company and constituents of the peer group used for PSU awards based on relative TSR, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and correlation coefficients, which factors inherently change over time. For PSU awards based on adjusted EBITDA margin and unlevered free cash flow, fair value is determined based on the target number of PSUs and the closing price of the Company’s common stock on the measurement date without adjustment for the probability of achieving the applicable performance targets.

Non-PEO NEO Average Total Compensation Amount		$ 1,387,001	$ 1,262,105	$ 1,646,461	$ 2,631,605	$ 989,397
Non-PEO NEO Average Compensation Actually Paid Amount		$ 410,707	758,644	551,002	2,762,642	2,191,715
Adjustment to Non-PEO NEO Compensation Footnote
6.
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for fiscal year 2025 are Lee A. Boyce, Wolfgang Goldenitsch, Kristy M. Meringolo and Chad D. Marquardt (former). The following table shows the calculation for fiscal year 2025.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers[a]	Fiscal Year 2025 ($)

Average amount reported in Total column of Summary Compensation Table	1,387,001
Deduction for average amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)[b]	(839,298)
Increase for average amount of fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end[b]	118,232
Increase/deduction for average amount of change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end[b]	(265,339)
Increase/deduction for average amount of change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year[b]	10,111
Deduction for average amount of fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year[b]	—
Average “Compensation Actually Paid” under SEC rules	410,707

a.
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.
b.
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of certain PSU awards. Fair values for PSU awards that are based on relative TSR are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 14 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. For both the Company and constituents of the peer group used for PSU awards based on relative TSR, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and correlation coefficients, which factors inherently change over time. For PSU awards based on adjusted EBITDA margin and unlevered free cash flow, fair value is determined based on the target number of PSUs and the closing price of the Company’s common stock on the measurement date without adjustment for the probability of achieving the applicable performance targets.

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows the relationship among (1) the CAP to our current CEO and our former CEOs and the average of the CAP to our remaining NEOs in fiscal years 2021 through 2025, (2) the cumulative TSR on our common stock and (3) the cumulative TSR of the S&P Food & Beverage Select Industry Index, in the case of clauses (2) and (3) during the period from June 30, 2020 through June 30, 2025, assuming an investment of $100 as of the market close on June 30, 2020.

Compensation Actually Paid vs. Net Income

The following graph shows the relationship between (1) the CAP to our current CEO and our former CEOs and the average of the CAP to our remaining NEOs and (2) net income (loss), in each case in fiscal years 2021 through 2025.

Compensation Actually Paid vs. Company Selected Measure

The following graph shows the relationship between (1) the CAP to our current CEO and our former CEOs and the average of the CAP to our remaining NEOs and (2) adjusted EBITDA, in each case in fiscal years 2021 through 2025.

Relationship Between Compensation Actually Paid and Adjusted EBITDA Compensation Actually Paid (CAP) $9,000,000, $8,000,000 $7,000,000 $6,000,000 $5,000,000 $4,000,000 $3,000,000 $2,000,000 $1,000,000 $0 -$1,000,000 $258.9 $6,666,132 $2,191,715 $8,910969 $200.6 $2,762,642 $166.6 $3,752,004$847,657 $551,002 $154.5 $1,596,662 $758,644 $1,359,277 ($495,243) $113.8 $410,707 $300.0 $250.0 $200.0 $150.0 $50.0 $0.0 Adjusted EBITDA ($ in millions) Fiscal Year 2021 Fiscal Year 2022 Fiscal Year 2023 Fiscal Year 2024 Fiscal Year 2025 CAP – Current CEO CAP – Former CEO 1 CAP – Former CEO 2 CAP – Average of Other NEOs Adjusted EBITDA

Total Shareholder Return Vs Peer Group

The following graph shows the relationship among (1) the CAP to our current CEO and our former CEOs and the average of the CAP to our remaining NEOs in fiscal years 2021 through 2025, (2) the cumulative TSR on our common stock and (3) the cumulative TSR of the S&P Food & Beverage Select Industry Index, in the case of clauses (2) and (3) during the period from June 30, 2020 through June 30, 2025, assuming an investment of $100 as of the market close on June 30, 2020.

Tabular List, Table

Following is a list of the most important performance measures used to link CAP for the NEOs to Company performance during fiscal year 2025:

•
Adjusted EBITDA
•
Organic Net Sales
•
Relative TSR
•
Adjusted EBITDA Margin
•
Unlevered Free Cash Flow

Total Shareholder Return Amount		$ 4.82	21.93	39.7	75.34	127.32
Peer Group Total Shareholder Return Amount		134.69	136.85	135.55	131.35	136.26
Net Income (Loss)		$ (530,841,000)	$ (75,042,000)	$ (116,537,000)	$ 77,873,000	$ 77,364,000
Company Selected Measure Amount		113,789,000	154,522,000	166,622,000	200,616,000	258,938,000
PEO Name	Alison E. Lewis						Mark L. Schiller	Wendy P. Davidson
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		Represents the amount of adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2025. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name		Organic Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name		Unlevered Free Cash Flow
Alison E. Lewis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,315,830
PEO Actually Paid Compensation Amount		1,359,277
Wendy P Davidson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,546,417	$ 5,063,349	$ 4,765,456
PEO Actually Paid Compensation Amount		(495,243)	$ 1,596,662	3,752,004
Mark L Schiller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,741,908	$ 7,326,221	$ 2,886,066
PEO Actually Paid Compensation Amount				$ 847,657	$ 8,910,969	$ 6,666,132
PEO | Alison E. Lewis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(900,000)
PEO | Alison E. Lewis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		943,447
PEO | Wendy P Davidson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,530,682)
PEO | Wendy P Davidson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(74,840)
PEO | Wendy P Davidson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,436,138)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(839,298)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		118,232
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,111
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (265,339)